Collaborative and Licensing Agreements - Additional Information (Details) - USD ($)	1 Months Ended			3 Months Ended		12 Months Ended
	May 31, 2022	Apr. 30, 2022	Dec. 31, 2019	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue				$ 13,854	$ 52,950	$ 607,681	$ 528,309
Venn License Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront payment from collaboration agreement			$ 400,000
Milestone payments			$ 107,100,000
Initial term of collaboration			3 years
Revenue						0	0
Reimbursement of costs and expenses						0	0
Venn License Agreement [Member] | Founder and Director[ Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Repayments of upfront payments		$ 400,000
Unpaid principal balance rate		1.00%
Repayment of upfront payments	$ 400,000
Contract liabilities	$ 400,000
Venn License Agreement [Member] | Accrued Expense [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contract liabilities							$ 400,000
Venn License Agreement [Member] | Related Party Loan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contract liabilities						$ 400,000